PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 5 - PROPERTY AND EQUIPMENT

Fixed assets, stated at cost, less accumulated depreciation, consists of the following at December 31, 2014 and December 31, 2015:

	December 31, 2014	December 31, 2015
Equipment	$89,410	$92,701
Furniture & Fixtures	28,946	28,946
Less: Accumulated Depreciation	(96,726)	(115,318)
Net Fixed Assets	$21,630	$7,754

Depreciation expense

Depreciation expense for the years ended December 31, 2014 and 2015 was $23,671 and $23,655, respectively.